Schedule of Investments August 31, 2022 (Unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 81.0% (1)
Canada Crude Oil Pipelines - 11.8% (1)
Enbridge Inc.	976,494	$40,251,083
Gibson Energy Inc.	332,418	6,274,521
Pembina Pipeline Corporation	582,444	20,568,586
		67,094,190
Canada Natural Gas/Natural Gas Liquids Pipelines - 11.5% (1)
AltaGas Ltd.	643,276	13,871,075
Keyera Corp.	506,869	12,488,888
TC Energy Corporation	807,967	38,944,009
		65,303,972
United States Crude Oil Pipelines - 0.4% (1)
Plains GP Holdings, L.P.	179,988	2,156,256
United States Local Distribution Companies - 18.5% (1)
Atmos Energy Corporation	212,964	24,145,858
Chesapeake Utilities Corporation	40,623	5,130,685
New Jersey Resources Corporation	220,159	9,717,818
NiSource Inc.	790,480	23,327,065
Northwest Natural Holding Co.	77,718	3,700,154
ONE Gas, Inc.	123,848	9,693,583
South Jersey Industries, Inc.	280,272	9,487,207
Southwest Gas Corporation	153,069	11,916,422
Spire Inc.	119,342	8,340,812
		105,459,604
United States Natural Gas Gathering/Processing - 8.3% (1)
Antero Midstream Corp.	745,955	7,511,767
Archrock, Inc.	306,391	2,264,229
EnLink Midstream, LLC	587,029	5,964,215
Equitrans Midstream Corp.	932,780	8,646,871
Hess Midstream LP	39,155	1,108,478
Targa Resources Corp.	315,526	21,528,339
		47,023,899
United States Natural Gas/Natural Gas Liquids Pipelines - 29.6% (1)
Cheniere Energy, Inc.	266,009	42,609,321
Kinder Morgan, Inc.	2,196,252	40,235,337
Kinetik Holdings, Inc.	42,874	1,580,764
National Fuel Gas Company	209,407	14,924,437
New Fortress Energy LLC	94,285	5,407,245
ONEOK, Inc.	358,365	21,942,689
The Williams Companies, Inc.	1,229,395	41,836,312
		168,536,105
United States Renewables and Power Infrastructure - 0.9% (1)
DT Midstream, Inc.	90,598	5,001,916
Total Common Stock
(Cost $373,368,427)		460,575,942

Master Limited Partnerships and Related Companies - 19.0% (1)
United States Crude Oil Pipelines - 1.8% (1)
Delek Logistics Partners LP	7,649	474,314
Genesis Energy, L.P.	102,255	1,184,113
NuStar Energy L.P.	91,006	1,452,456
PBF Logistics LP	22,620	419,149
Plains All American Pipeline, L.P.	427,903	5,027,860
Shell Midstream Partners, L.P.	113,043	1,787,210
		10,345,102
United States Natural Gas Gathering/Processing - 1.4% (1)
Crestwood Equity Partners LP	66,293	1,767,372
USA Compression Partners LP	45,922	829,351
Western Midstream Partners LP	181,373	5,098,395
		7,695,118
United States Natural Gas/Natural Gas Liquids Pipelines - 11.3% (1)
Cheniere Energy Partners, L.P.	44,864	2,294,345
DCP Midstream Partners, LP	85,003	3,231,814
Energy Transfer LP	2,002,210	23,445,879
Enterprise Products Partners L.P.	1,340,674	35,286,540
		64,258,578
United States Refined Product Pipelines - 4.5% (1)
CrossAmerica Partners LP	16,875	352,688
Global Partners LP	25,211	730,111
Holly Energy Partners, L.P.	42,037	746,577
Magellan Midstream Partners, L.P.	197,915	10,218,351
MPLX LP	350,394	11,429,852
Sprague Resources LP	5,609	109,992
Sunoco LP	51,244	2,033,362
		25,620,933
Total Master Limited Partnerships and Related Companies
(Cost $78,387,313)		107,919,731

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Invesco Government & Agency Portfolio - Institutional Class, 2.23% (2)
(Cost $207,644)	207,644	207,644

Total Investments - 100.0% (1)
(Cost $451,963,384)		568,703,317
Other Assets in Excess of Liabilities, Net - 0.0%(1)		276,923
Total Net Assets - 100.0%(1)		$568,980,240

(1)	Calculated as a percentage of net assets.
(2)	Rate indicated is the current yield as of August 31, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$460,575,942	$-	$-	$460,575,942
Master Limited Partnerships	107,919,731	-	-	107,919,731
Short-Term Investment	207,644	-	-	207,644
Total Investments	$568,703,317	$-	$-	$568,703,317

Refer to the Fund's Schedule of Investments for additional industry information.